segment information	6 Months Ended
Jun. 30, 2024
segment information
segment information
5	segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance. We have embarked upon the modification of our internal and external reporting processes, systems and internal controls arising from the acquisition and ongoing integration of LifeWorks Inc. and correspondingly we are assessing our segmented reporting structure.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security); healthcare services, software and technology solutions (including employee and family assistance programs and benefits administration); agriculture and consumer goods services (software, data management and data analytics-driven smart-food chain and consumer goods technologies); voice and other telecommunications services revenues; and equipment sales.

The TELUS digital experience segment (formerly the digitally-led customer experiences – TELUS International (DLCX) segment), which has the U.S. dollar as its primary functional currency, is comprised of digital customer experience and digital-enablement transformation solutions, including artificial intelligence and content management, provided by our TELUS International (Cda) Inc. subsidiary.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

	TELUS technology solutions						TELUS digital
	Mobile		Fixed		Segment total		experience [1]		Eliminations		Total
Three-month periods ended June 30 (millions)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Operating revenues
External revenues
Service	$1,758	$1,748	$1,918	$1,887	$3,676	$3,635	$666	$723	$—	$—	$4,342	$4,358
Equipment	479	489	79	87	558	576	—	—	—	—	558	576
Revenues arising from contracts with customers	$2,237	$2,237	$1,997	$1,974	4,234	4,211	666	723	—	—	4,900	4,934

			Other income (Note 7)		31	12	43	—	—	—	74	12
					4,265	4,223	709	723	—	—	4,974	4,946
			Intersegment revenues		3	4	227	173	(230)	(177)	—	—
					$4,268	$4,227	$936	$896	$(230)	$(177)	$4,974	$4,946
			EBITDA [2]		$1,522	$1,457	$166	$131	$(12)	$—	$1,676	$1,588
			Restructuring and other costs included in EBITDA (Note 16)		109	94	12	21	—	—	121	115
			Adjusted EBITDA [2]		$1,631	$1,551	$178	$152	$(12)	$—	$1,797	$1,703
			Capital expenditures [3]		$663	$773	$40	$34	$(12)	$—	$691	$807
			Adjusted EBITDA less capital expenditures [2]		$968	$778	$138	$118	$—	$—	$1,106	$896

									Operating revenues – external and other income (above)		$4,974	$4,946
									Goods and services purchased		1,825	1,790
									Employee benefits expense		1,473	1,568
									EBITDA (above)		1,676	1,588
									Depreciation		608	598
									Amortization of intangible assets		386	408
									Operating income		682	582
									Financing costs		382	323
									Income before income taxes		$300	$259

	TELUS technology solutions						TELUS digital
	Mobile		Fixed		Segment total		experience [1]		Eliminations		Total
Six-month periods ended June 30 (millions)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Operating revenues
External revenues
Service	$3,525	$3,473	$3,798	$3,751	$7,323	$7,224	$1,348	$1,479	$—	$—	$8,671	$8,703
Equipment	939	978	156	178	1,095	1,156	—	—	—	—	1,095	1,156
Revenues arising from contracts with customers	$4,464	$4,451	$3,954	$3,929	8,418	8,380	1,348	1,479	—	—	9,766	9,859

			Other income (Note 7)		58	51	82	—	—	—	140	51
					8,476	8,431	1,430	1,479	—	—	9,906	9,910
			Intersegment revenues		6	8	430	345	(436)	(353)	—	—
					$8,482	$8,439	$1,860	$1,824	$(436)	$(353)	$9,906	$9,910
			EBITDA [2]		$2,973	$2,910	$363	$299	$(22)	$—	$3,314	$3,209
			Restructuring and other costs included in EBITDA (Note 16)		317	235	22	39	—	—	339	274
			Equity (income) related to real estate joint venture		—	(1)	—	—	—	—	—	(1)
			Adjusted EBITDA [2]		$3,290	$3,144	$385	$338	$(22)	$—	$3,653	$3,482
			Capital expenditures [3]		$1,370	$1,466	$66	$54	$(20)	$—	$1,416	$1,520
			Adjusted EBITDA less capital expenditures [2]		$1,920	$1,678	$319	$284	$(2)	$—	$2,237	$1,962

									Operating revenues – external and other income (above)		$9,906	$9,910
									Goods and services purchased		3,635	3,593
									Employee benefits expense		2,957	3,108
									EBITDA (above)		3,314	3,209
									Depreciation		1,298	1,238
									Amortization of intangible assets		759	790
									Operating income		1,257	1,181
									Financing costs		776	643
									Income before income taxes		$481	$538

1	The TELUS digital experience segment (formerly the digitally-led customer experiences – TELUS International segment) is comprised of our consolidated TELUS International (Cda) Inc. subsidiary. All of our other international operations are included in the TELUS technology solutions segment.
2	Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS-IASB and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures, because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.
3	See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.